Shareholder Fees	Jan. 31, 2025
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[6]
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[7]
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[8]
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[9]

[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $250,000 or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[2]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $250,000 or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[3]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $250,000 or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[4]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[5]	The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.
[6]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[7]	The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.
[8]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[9]	The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.